Investments in Unconsolidated Joint Ventures (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended						0 Months Ended	1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Pelican Landing	Dec. 31, 2012 Pelican Landing	Dec. 31, 2011 Pelican Landing	Sep. 03, 2009 Pelican Landing	Sep. 03, 2009 FHFG	Apr. 30, 2013 FHFG	Dec. 31, 2012 FHFG	Dec. 31, 2011 FHFG
Investments in unconsolidated joint ventures
Percentage of Ownership							51.00%	51.00%	51.00%				49.90%	49.90%
Carrying value					$ 700,000	$ 2,631,000	$ 0	$ 0	$ 0	$ 0
Increase in carrying value due to reorganization											2,000,000
Equity in earnings from unconsolidated joint ventures		92,000	(41,000)	219,000	300,000	400,000
Excess of ownership share of capital over investment basis	5,400,000		5,400,000		6,100,000	4,400,000
Proceeds from distribution of capital from unconsolidated joint ventures			577,000		1,939,000							600,000	1,900,000
Assets
Real estate investments	5,018,000		5,018,000		5,285,000	4,747,000
Other assets	6,448,000		6,448,000		10,535,000	14,930,000
Total assets	11,466,000		11,466,000		15,820,000	19,677,000
Liabilities and partners' capital
Total liabilities	797,000		797,000		2,474,000	5,868,000
Capital - other partners	5,228,000		5,228,000		6,553,000	6,780,000
Capital - the Company	5,441,000		5,441,000		6,793,000	7,029,000
Total liabilities and partners' capital	11,466,000		11,466,000		15,820,000	19,677,000
Combined results of operations
Revenues	438,000	1,418,000	1,722,000	4,740,000	5,967,000	5,711,000
Net loss	$ (477,000)	$ (205,000)	$ (1,356,000)	$ (293,000)	$ (630,000)	$ (2,668,000)